Average Annual Total Returns		12 Months Ended	21 Months Ended	23 Months Ended	60 Months Ended		61 Months Ended	116 Months Ended	117 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Solactive Gold Miners Custom Factors Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.03%			4.10%	[2]					6.49%	[2]
MSCI All Country World Index
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	19.84%	15.97%	10.06%		10.91%		9.13%		9.23%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	25.96%	22.32%	14.53%	[1]	15.31%		13.24%	[3]	13.10%	[1]
Solactive Junior Gold Miners Custom Factors Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	21.25%			3.48%	[4]			6.39%	[4]
North Shore Global Uranium Mining Index
Prospectus [Line Items]
Average Annual Return, Percent		(13.10%)			30.38%		30.95%
Nasdaq Sprott Junior Uranium MinersTM Index
Prospectus [Line Items]
Average Annual Return, Percent		(16.56%)		0.36%
Nasdaq Sprott Junior Copper MinersTM Index
Prospectus [Line Items]
Average Annual Return, Percent		11.84%		4.14%
Nasdaq Sprott Nickel MinersTM Index
Prospectus [Line Items]
Average Annual Return, Percent		(20.23%)	(21.19%)
Nasdaq Sprott Lithium MinersTM Index
Prospectus [Line Items]
Average Annual Return, Percent		(43.63%)		(41.29%)
Nasdaq Sprott Critical Materials Index
Prospectus [Line Items]
Average Annual Return, Percent		(12.78%)		(11.96%)
Sprott Gold Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.25%			3.21%						5.59%
Sprott Gold Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.15%			3.07%						5.47%
Sprott Gold Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.60%			2.59%						4.54%
Sprott Junior Gold Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.45%			3.19%				5.55%
Performance Inception Date								Mar. 30, 2015
Sprott Junior Gold Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.03%			1.95%				4.77%
Sprott Junior Gold Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.17%			1.99%				4.11%
SPROTT URANIUM MINERS ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(13.38%)			29.35%		29.90%
Performance Inception Date							Dec. 03, 2019
SPROTT URANIUM MINERS ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(14.32%)			27.80%		28.37%
SPROTT URANIUM MINERS ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.77%)			23.78%		24.31%
Sprott Junior Uranium Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(17.40%)		(0.44%)
Performance Inception Date				Feb. 01, 2023
Sprott Junior Uranium Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(18.76%)		(2.12%)
Sprott Junior Uranium Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(10.28%)		(0.95%)
Sprott Junior Copper Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.42%		2.25%
Performance Inception Date				Feb. 01, 2023
Sprott Junior Copper Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.70%		(0.47%)
Sprott Junior Copper Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.44%		0.63%
Sprott Nickel Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(20.73%)	(21.72%)
Performance Inception Date			Mar. 21, 2023
Sprott Nickel Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(21.41%)	(25.00%)
Sprott Nickel Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(11.87%)	(16.99%)
Sprott Lithium Miners ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(43.21%)		(40.98%)
Performance Inception Date				Feb. 01, 2023
Sprott Lithium Miners ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(44.51%)		(41.95%)
Sprott Lithium Miners ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(25.47%)		(29.43%)
Sprott Critical Materials ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(13.09%)		(12.87%)
Performance Inception Date				Feb. 01, 2023
Sprott Critical Materials ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.69%)		(13.56%)
Sprott Critical Materials ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.65%)		(9.84%)

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	From the Gold Fund’s inception to July 19, 2019, the Gold Fund’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date the Gold Fund has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.
[3]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[4]	From the Junior Fund’s inception to July 19, 2019, the Junior Fund’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date the Junior Fund has been seeking to track the Solactive Junior Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Total Return Index.